LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired loan with no allocated allowance for loan losses [Abstract]
TDR	$ 337	$ 0
Non - TDR	1,550	0
Impaired loans with an allocated allowance for loan losses [Abstract]
TDR - allowance based on collateral	1,587	2,787
TDR - allowance based on present value cash flow	48,798	53,258
Non - TDR - allowance based on collateral	3,365	2,145
Total impaired loans	55,637	58,190
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral	542	769
TDR - allowance based on present value cash flow	4,641	4,849
Non - TDR - allowance based on collateral	972	692
Total amount of allowance for loan losses allocated	6,155	6,310
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	1,887	4
Unpaid Principal Balance, with no related allowance for loan losses recorded	2,115	616
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	54,005	58,457
Unpaid Principal Balance, with an allowance for loan losses recorded	56,708	60,282
Recorded Investment	55,892	58,461
Unpaid Principal Balance	58,823	60,898
Related Allowance	6,155	6,310
Accrued interest included in recorded investment	255	271
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	789	1,396	$ 987
Interest Income Recognized, with no related allowance for loan losses recorded	13	58	49
Average Recorded Investment, with an allowance for loan losses recorded	55,428	61,529	70,920
Interest Income Recognized, with an allowance for loan losses recorded	2,978	3,052	3,182
Average Recorded Investment	56,217	62,925	71,907
Interest Income Recognized	2,991	3,110	3,231
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	257	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	257	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	1,655	3,637
Unpaid Principal Balance, with an allowance for loan losses recorded	1,706	3,735
Recorded Investment	1,912	3,637
Unpaid Principal Balance	1,963	3,735
Related Allowance	453	967
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	51	378	751
Interest Income Recognized, with no related allowance for loan losses recorded	0	20	22
Average Recorded Investment, with an allowance for loan losses recorded	2,256	2,641	3,298
Interest Income Recognized, with an allowance for loan losses recorded	72	127	132
Average Recorded Investment	2,307	3,019	4,049
Interest Income Recognized	72	147	154
Commercial [Member] | Commercial Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	796	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	796	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	6,685	5,060
Unpaid Principal Balance, with an allowance for loan losses recorded	6,661	5,047
Recorded Investment	7,481	5,060
Unpaid Principal Balance	7,457	5,047
Related Allowance	578	338
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	278	961	183
Interest Income Recognized, with no related allowance for loan losses recorded	5	0	0
Average Recorded Investment, with an allowance for loan losses recorded	5,778	5,199	7,242
Interest Income Recognized, with an allowance for loan losses recorded	315	288	377
Average Recorded Investment	6,056	6,160	7,425
Interest Income Recognized	320	288	377
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	1,447	1,348
Unpaid Principal Balance, with an allowance for loan losses recorded	1,445	1,649
Recorded Investment	1,447	1,348
Unpaid Principal Balance	1,445	1,649
Related Allowance	91	151
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	41	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	995	1,335	2,425
Interest Income Recognized, with an allowance for loan losses recorded	39	69	67
Average Recorded Investment	995	1,376	2,425
Interest Income Recognized	39	69	67
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	212	3
Unpaid Principal Balance, with no related allowance for loan losses recorded	217	474
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	10,163	25,877
Unpaid Principal Balance, with an allowance for loan losses recorded	10,695	26,737
Recorded Investment	10,375	25,880
Unpaid Principal Balance	10,912	27,211
Related Allowance	1,031	2,203
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	201	15	52
Interest Income Recognized, with no related allowance for loan losses recorded	0	27	21
Average Recorded Investment, with an allowance for loan losses recorded	15,183	28,183	31,468
Interest Income Recognized, with an allowance for loan losses recorded	594	1,408	1,439
Average Recorded Investment	15,384	28,198	31,520
Interest Income Recognized	594	1,435	1,460
Mortgage [Member] | 1-4 Non-owner Occupied [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	214	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	366	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	4,962	5,565
Unpaid Principal Balance, with an allowance for loan losses recorded	5,542	5,988
Recorded Investment	5,176	5,565
Unpaid Principal Balance	5,908	5,988
Related Allowance	572	507
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	123	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	2,874	5,475	5,362
Interest Income Recognized, with an allowance for loan losses recorded	291	314	269
Average Recorded Investment	2,997	5,475	5,362
Interest Income Recognized	291	314	269
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	407	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	438	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	14,059	273
Unpaid Principal Balance, with an allowance for loan losses recorded	15,243	272
Recorded Investment	14,466	273
Unpaid Principal Balance	15,681	272
Related Allowance	1,695	11
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	136	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	7	0	0
Average Recorded Investment, with an allowance for loan losses recorded	13,383	284	306
Interest Income Recognized, with an allowance for loan losses recorded	809	12	11
Average Recorded Investment	13,519	284	306
Interest Income Recognized	816	12	11
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	12,110	13,328
Unpaid Principal Balance, with an allowance for loan losses recorded	12,263	13,354
Recorded Investment	12,110	13,328
Unpaid Principal Balance	12,263	13,354
Related Allowance	1,474	1,927
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	11,697	14,687	16,383
Interest Income Recognized, with an allowance for loan losses recorded	669	606	616
Average Recorded Investment	11,697	14,687	16,383
Interest Income Recognized	669	606	616
Installment [Member] | Boat Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	5
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	0	0
Unpaid Principal Balance, with an allowance for loan losses recorded	0	0
Recorded Investment	0	0
Unpaid Principal Balance	0	5
Related Allowance	0	0
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	54	1	1
Interest Income Recognized, with an allowance for loan losses recorded	0	0	1
Average Recorded Investment	54	1	1
Interest Income Recognized	0	0	1
Installment [Member] | Recreational Vehicle Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	0	79
Unpaid Principal Balance, with an allowance for loan losses recorded	0	79
Recorded Investment	0	79
Unpaid Principal Balance	0	79
Related Allowance	0	4
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	22	84	100
Interest Income Recognized, with an allowance for loan losses recorded	0	4	5
Average Recorded Investment	22	84	100
Interest Income Recognized	0	4	5
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	1	1
Unpaid Principal Balance, with no related allowance for loan losses recorded	41	137
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	2,924	3,290
Unpaid Principal Balance, with an allowance for loan losses recorded	3,153	3,421
Recorded Investment	2,925	3,291
Unpaid Principal Balance	3,194	3,558
Related Allowance	261	202
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	1	1
Interest Income Recognized, with no related allowance for loan losses recorded	1	11	6
Average Recorded Investment, with an allowance for loan losses recorded	3,186	3,640	4,335
Interest Income Recognized, with an allowance for loan losses recorded	189	224	265
Average Recorded Investment	3,186	3,641	4,336
Interest Income Recognized	$ 190	$ 235	$ 271